ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
Beginning balance	¥ 28,796	¥ 22,420
Provided during the year	51,161	76,845
Utilized during the year	(51,665)	(70,469)
Ending balance	¥ 28,292	¥ 28,796